Employee Benefit Plans (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Total revenue from annuity and life insurance contracts recognized		$ 55	$ 50	$ 49
Total investment income (loss) from annuity and life insurance contracts		(130)	1,200	20
Defined Contribution Plan, Cost Recognized		80	77	93
Pension Benefits U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Aggregate projected benefit obligations		9,759	10,262
Pension Benefits U.S. Plans | Scenario, Forecast
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected return on plan assets	6.00%
Foreign Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Aggregate projected benefit obligations		747	739
Other Postretirement Benefits U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Aggregate projected benefit obligations		1,895	2,110
Expected future discretionary contributions		50
Other Postretirement Benefits U.S. Plans | Scenario, Forecast
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected return on plan assets	5.52%
Other Postretirement Benefits Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Aggregate projected benefit obligations		29	35
United States Pension Plan of US Entity, Qualified [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected future discretionary contributions		300
United States Pension Plan of US Entity, Non Qualified [Member]
Defined Benefit Plan Disclosure [Line Items]
Aggregate projected benefit obligations		1,100	1,300
Expected future discretionary contributions		65
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Aggregate projected benefit obligations		10,506	$ 11,001	$ 9,335
Estimated net actuarial losses amortized into net periodic benefit cost over the next year		193
Estimated prior service cost amortized into net periodic benefit cost over the next year		$ (1)
Weighted average expected return on plan assets		6.25%	6.25%	6.25%
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Aggregate projected benefit obligations		$ 1,924	$ 2,145	$ 1,875
Estimated net actuarial losses amortized into net periodic benefit cost over the next year		13
Estimated prior service cost amortized into net periodic benefit cost over the next year		$ (7)
Weighted average expected return on plan assets		5.70%	5.70%	5.76%